LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss available to ordinary shareholders of the Company-basic and diluted	¥ (2,471,127)	$ (387,774)	¥ (2,080,825)	¥ (2,464,796)
Denominator
Weighted average number of ordinary shares outstanding-basic	950,697,557	950,697,557	667,844,843	362,644,898
Weighted average number of ordinary shares outstanding-diluted	950,697,557	950,697,557	667,844,843	362,644,898
Loss per share-basic | (per share)	¥ (2.60)	$ (0.41)	¥ (3.12)	¥ (6.80)
Loss per share-diluted | (per share)	¥ (2.60)	$ (0.41)	¥ (3.12)	¥ (6.80)